Investments Accounted for Using Equity Method (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Investments in Associates

Associates consisted of the following:

		Place of	Carrying Amount		% of Ownership and Voting Rights Held by the Company
Name of Associate	Principal Activities	Incorporation and Operation	December 31, 2016	December 31, 2017	December 31, 2016	December 31, 2017
			NT$	NT$
			(In Millions)	(In Millions)
Vanguard International Semiconductor Corporation (VIS)	Manufacturing, selling, packaging, testing and computer-aided design of integrated circuits and other semiconductor devices and the manufacturing and design service of masks	Hsinchu, Taiwan	$8,665.0	$8,465.0	28%	28%
Systems on Silicon Manufacturing Company Pte Ltd. (SSMC)	Manufacturing and selling of integrated circuits and other semiconductor devices	Singapore	7,163.5	5,677.6	39%	39%
Xintec Inc. (Xintec)	Wafer level chip size packaging and wafer level post passivation interconnection service	Taoyuan, Taiwan	2,599.8	2,292.1	41%	41%
Global Unichip Corporation (GUC)	Researching, developing, manufacturing, testing and marketing of integrated circuits	Hsinchu, Taiwan	1,157.0	1,273.9	35%	35%
Mutual-Pak	Manufacturing of electronic parts, wholesaling and retailing of electronic materials, and researching, developing and testing of RFID	New Taipei, Taiwan	—	23.2	—	39%

			$19,585.3	$17,731.8

Summary of Market Prices of Investments Accounted for Using Equity Method in Publicly Traded Stocks Calculated by Closing Price at End of Reporting Period

	December 31, 2016	December 31, 2017
	NT$	NT$
Name of Associate	(In Millions)	(In Millions)
VIS	$26,089.4	$30,638.8

GUC	$3,665.0	$11,905.4

Xintec	$3,622.2	$9,180.8

Vanguard International Semiconductor Corporation [member]
Summarized Financial Information of Associates

December 31, 2016
NT$
(In Millions)
Current assets	$25,662.9

Noncurrent assets	$9,501.4

Current liabilities	$5,975.7

Noncurrent liabilities	$804.1

	Years Ended December 31
	2015	2016
	NT$	NT$
	(In Millions)	(In Millions)
Net revenue	$23,319.7	$25,828.6

Income from operations	$4,593.4	$6,083.6

Net income	$4,253.9	$5,389.6

Other comprehensive income (loss)	$(61.9)	$5.6

Total comprehensive income	$4,192.0	$5,395.2

Cash dividends received	$1,206.4	$1,207.0

Reconciliation of Summarized Financial Information to Carrying Amount of Interest in Associate Recognized in Consolidated Statements of Financial Position

Reconciliation of the above summarized financial information to the carrying amount of the interest in the associate was as follows:

December 31, 2016
NT$
(In Millions)
Net assets	$28,384.5
Percentage of ownership	28%

The Company’s share of net assets of the associate	8,038.5
Goodwill	626.5

Carrying amount of the investment	$8,665.0

Systems on Silicon Manufacturing Company Pte Ltd. [member]
Summarized Financial Information of Associates

December 31, 2016
NT$
(In Millions)
Current assets	$14,585.1

Noncurrent assets	$5,360.1

Current liabilities	$1,746.6

Noncurrent liabilities	$286.3

	Years Ended December 31
	2015	2016
	NT$	NT$
	(In Millions)	(In Millions)
Net revenue	$15,026.0	$14,045.9

Income from operations	$5,802.3	$4,921.7

Net income	$5,904.6	$4,918.1

Total comprehensive income	$5,904.6	$4,918.1

Cash dividends received	$1,556.6	$4,076.2

Reconciliation of Summarized Financial Information to Carrying Amount of Interest in Associate Recognized in Consolidated Statements of Financial Position

Reconciliation of the above summarized financial information to the carrying amount of the interest in the associate was as follows:

December 31, 2016
NT$
(In Millions)
Net assets	$17,912.3
Percentage of ownership	39%

The Company’s share of net assets of the associate	6,948.2
Goodwill	214.0
Other adjustments	1.3

Carrying amount of the investment	$7,163.5

Aggregated individually immaterial associates [member]
Summarized Financial Information of Associates

Aggregate information of associates that are not individually material was summarized as follows:

	Years Ended December 31
	2015	2016
	NT$	NT$
	(In Millions)	(In Millions)
The Company’s share of profits (losses) of associates	$(154.2)	$22.5

The Company’s share of other comprehensive income (loss) of associates	$7.9	$(5.2)

The Company’s share of total comprehensive income (loss) of associates	$(146.3)	$17.3